Government Bonds, And Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of December 31, 2025 and 2024:

	2025		2024
Government bonds (1)	Ps.	21,435,936	Ps.	35,875,353
Less: current portion of Government Bonds, net of expected credit losses	21,435,936		14,740,032
Total long-term notes receivable	Ps.	—	Ps.	21,135,321
(1)As of December 31, 2025 and 2024, includes an expected credit loss of Ps. 1,573 and Ps. 2,869, respectively.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Mexican Bonds is as follows:

	December 31,
	2025		2024
Balance as of the beginning of the year	Ps.	35,875,353	Ps.	64,132,418
Government Bonds collected (1)	(14,359,299)		(28,096,861)
Accrued interest	1,759,219		4,612,403
Interests received from bonds	(1,819,299)		(4,854,744)
Amortized cost	(21,335)		79,410
Reversal of impairment of bonds	1,297		2,727
Balance at the end of the year	Ps.	21,435,936	Ps.	35,875,353
(1)During 2025, some series of Mexican Government Bonds were collected in February, April, June and August.

Summary of Other Assets
At December 31, 2025 and 2024, the balance of other assets was as follows:

	December 31,
	2025		2024
Restricted cash (1)	Ps.	19,834,399	Ps.	17,119,599
Guarantees (2)	11,281,010		4,288,778
Payments in advance	3,846,363		4,029,445
Insurance	1,932,648		1,922,587
Other	1,428,371		368,366
Total other assets	Ps.	38,322,791	Ps.	27,728,775
(1)As of December 31, 2025 and 2024, restricted cash mainly consists of collateral for a financing transaction maturing in November 2028, amounting to Ps. 16,637,164 and Ps. 14,972,193, respectively, as well as cash related to court-ordered seizures, amounting to Ps. 3,197,220 and Ps.2,417,406, respectively.